Cover	Dec. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2022
Entity File Number	001-40027
Entity Registrant Name	Progress Acquisition Corp.
Entity Central Index Key	0001833213
Entity Tax Identification Number	85-3303412
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 Winthrop Square Penthouse
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	401-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Trading Symbol	PGRWU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PGRW
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock for an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock for an exercise price of $11.50
Trading Symbol	PGRWW
Security Exchange Name	NASDAQ